FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth, by level within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual funds	$312,427,680	$—	$—	$312,427,680
Common stock	45,194,604	—	—	45,194,604
Total investments in the fair value hierarchy	$357,622,284	$—	$—	$357,622,284
Investments measured at net asset value (a)				17,824,771
Total investments at fair value				$375,447,055
(a) In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits and Note 3. Includes one investment in a pooled separate account which principally invests in a common collective trust.

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual funds	$290,865,184	$—	$—	$290,865,184
Common stock	47,509,917	—	—	47,509,917
Total investments at fair value	$338,375,101	$—	$—	$338,375,101